Changes in Accumulated Other Comprehensive Income by Component (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Amounts Reclassified from Accumulated Other Comprehensive Income
Operating expenses	$ 110,387	$ 100,617	$ 259,639	$ 313,145	$ 305,005	$ 421,424
Interest expense	46,772	41,322	104,701	148,526	126,288	182,607
Realized gain on investments	158	5	41	276	366	394
Income before income taxes and equity in earnings of unconsolidated subsidiary	(12,680)	26,567	22,071	1,789	50,490	68,269
Income tax expense	4,949	(11,448)	(9,328)	(3,932)	(21,952)	(27,463)
Net income	(7,663)	15,209	13,019	(1,913)	28,842	41,185
Gains and losses on cash flow hedges | Amounts Reclassified from Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Income
Income before income taxes and equity in earnings of unconsolidated subsidiary	(396)			(1,163)
Income tax expense	149			437
Net income	(247)			(726)
Gains and losses on cash flow hedges | Fuel hedge | Amounts Reclassified from Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Income
Operating expenses	106			326
Gains and losses on cash flow hedges | Interest rate swap | Amounts Reclassified from Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Income
Interest expense	(502)			(1,489)
Unrealized holding gains on available-for-sale securities | Amounts Reclassified from Accumulated Other Comprehensive Income
Amounts Reclassified from Accumulated Other Comprehensive Income
Realized gain on investments	158			276
Income before income taxes and equity in earnings of unconsolidated subsidiary	158			276
Income tax expense	(59)			(104)
Net income	$ 99			$ 172